Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous current assets [abstract]
Prepaid Expenses and Other Current Assets
8.
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of the Group’s prepaid expenses and other current assets as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Air	$183,326	$202,837
Operating, product and administration costs	66,665	59,198
Commissions	53,863	49,371
Credit card fees	47,458	39,985
Forward foreign currency contracts	40,615	—
Debt transaction costs	29,073	14,419
Cash deposits	20,000	10,456
Advertising	15,040	10,623
Other	5,186	9,487
Total	$461,226	$396,376

Air decreased as of December 31, 2025, compared to December 31, 2024, primarily due to the timing of air ticket purchases.

For details on forward foreign currency contracts, see Note 24.